ASSETS AND LIABILITIES IN FOREIGN CURRENCY (Tables)	12 Months Ended
Dec. 31, 2023
ASSETS AND LIABILITIES IN FOREIGN CURRENCY
Summary of Assets and Liabilities in Foreign Currency

	At	At 12/31/2023 (per currency)				At
Items	12/31/2023	Dollar	Euro	Real	Others	12/31/2022
ASSETS
Cash and Due from Banks	201,242,228	191,641,796	5,835,926	54,830	3,709,676	120,528,180
Debt securities at fair value through profit or loss	8,684,949	8,684,949	—	—	—	4,452,251
Derivatives	158,431	158,431	—	—	—	173,451
Other financial assets	8,142,162	8,142,110	—	—	52	5,511,094
Loans and other financing	42,905,258	42,833,841	71,417	—	—	56,672,747
Other Debt Securities	27,768,176	27,768,176	—	—	—	30,281,996
Financial assets in guarantee	6,968,929	6,968,929	—	—	—	3,019,938
Other non-financial assets	596,231	596,231	—	—	—	415,317
TOTAL ASSETS	296,466,364	286,794,463	5,907,343	54,830	3,709,728	221,054,974

LIABILITIES
Deposits	240,375,097	236,733,749	3,641,348	—	—	171,150,697
Non-financial public sector	7,126,792	7,125,492	1,300	—	—	5,995,946
Financial sector	1,894	1,894	—	—	—	4,758
Non-financial private sector and foreign residents	233,246,411	229,606,363	3,640,048	—	—	165,149,993
Liabilities at fair value with changes in results	—	—	—	—	—	2,706,372
Other financial liabilities	17,470,741	15,612,348	1,793,752	133	64,508	13,295,704
Financing received from the Argentine Central Bank and other financial entities	255,796	188,880	66,916	—	—	5,326,453
Other non-financial liabilities	1,397,985	1,397,968	7	—	10	926,350
TOTAL LIABILITIES	259,499,619	253,932,945	5,502,023	133	64,518	193,405,576

NET POSITION	36,966,745	32,861,518	405,320	54,697	3,645,210	27,649,398